UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06537

Invesco Trust for Investment Grade New York Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2026

Invesco Trust for Investment Grade New York Municipals

NYSE: VTN

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

10	Financial Statements

15	Notes to Financial Statements

20	Approval of Investment Advisory and Sub-Advisory Contracts

22	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/26 to 8/31/26

Trust at NAV	-3.55%

Trust at Market Value	-3.90

S&P Municipal Bond Index ▼ (Broad Market Index)	-1.61

S&P Municipal Bond New York 5+ Year Investment Grade Index ▼ (Style-Specific Index)	-2.31

Market Price Premium to NAV as of 8/31/26	3.48

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end
performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a
closed-end
management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
 The
S&P Municipal Bond New York 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade, New York-issued US municipal bonds with maturities equal to or greater than five years.
  The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursu ant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Trust for Investment Grade New York Municipals

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end
Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎
Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎
Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎
Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at
invesco.com/closed-end.
∎
Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting
invesco.com/closed-end,
by calling toll-free 800 341 2929 or by notifying us in writing at Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/
closed-end
or by writing to Invesco
Closed-End
Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit
invesco.com/closed-end.

3	Invesco Trust for Investment Grade New York Municipals

Schedule of Investments
August 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–148.14% (a)
New York–144.50%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB (Acquired 10/28/2021; Cost $358,500) (b)(c)	4.00%	07/01/2051	$341	$6,823

Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	150	136,756

Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	886,632

Battery Park (City of), NY Authority (Green Bonds); Series 2025, Ref. RB	5.25%	11/01/2055	500	523,743

Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,011,896

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB (d)	0.00%	07/15/2034	5,000	3,637,498

Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	375	375,920

Series 2017 A, RB	5.00%	08/01/2047	1,000	971,271

Buffalo Parking Authority; Series 2026, RB (INS - AGI) (e)	5.00%	06/15/2056	95	97,144

Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026, RB (f)	5.25%	06/01/2046	100	98,332

Series 2026, RB (f)	5.50%	06/01/2056	150	144,711

Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB (f)	5.00%	09/01/2044	100	96,128

Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB (f)	5.63%	07/01/2045	90	89,905

Series 2025, RB (f)	6.00%	07/01/2060	100	99,397

Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB (f)	5.75%	06/01/2052	100	95,614

Series 2022, RB (f)	5.75%	06/01/2062	250	233,827

Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB (f)	5.25%	10/15/2050	500	473,638

Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2056	100	90,519

Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2052	575	576,718

Series 2023, RB	5.25%	07/01/2062	1,500	1,492,357

Build NYC Resource Corp. (South Bronx Classical Charter);
Series 2026, RB	5.00%	06/15/2046	25	24,426

Series 2026, RB	5.25%	06/15/2051	50	48,985

Series 2026, RB	5.25%	06/15/2056	50	48,236

Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	150	134,686

Build NYC Resource Corp. (The Children’s Aid Society ); Series 2019, RB	4.00%	07/01/2044	555	497,103

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	2,724,351

Build NYC Resource Corp. (The Renaissance Charter School 2); Series 2025, RB	5.50%	06/15/2055	250	238,675

Build NYC Resource Corp. (Trips Obligated Group);
Series 2025, RB (g)	5.50%	07/01/2050	485	498,665

Series 2025, RB (g)	5.50%	07/01/2055	250	255,094

Build NYC Resource Corp. (Urban Resource Insititute ); Series 2025, RB	5.50%	12/01/2051	50	51,684

Build NYC Resource Corp. (Urban Resource Insititute); Series 2025, RB	5.38%	12/01/2046	25	26,472

Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB (f)	6.50%	07/01/2057	1,000	963,699

Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	375	362,776

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	1,250	1,241,350

Series 2025, RB	5.50%	12/01/2055	500	511,298

Geneva Development Corp. (Hobart And William Smith Colleges); Series 2026, Ref. RB	5.00%	02/01/2056	260	257,078

Hempstead Town Local Development Corp.; Series 2022, RB	5.25%	06/15/2052	1,000	935,608

Long Island (City of), NY Power Authority;
Series 2025 A, Ref. RB	5.25%	09/01/2050	2,210	2,290,349

Series 2026 B, Ref. RB (INS -BAM) (e)	5.00%	09/01/2051	250	255,749

Series 2026 B, Ref. RB	5.25%	09/01/2056	100	103,129

Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	150	150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	$3,000	$3,013,962

Series 2017 C-2, Ref. RB (d)	0.00%	11/15/2040	3,000	1,535,194

Series 2020 C-1, RB	5.00%	11/15/2050	950	952,516

Series 2020 C-1, RB	5.25%	11/15/2055	750	756,764

Series 2024, Ref. RB	5.00%	11/15/2050	2,000	2,040,492

Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB (f)	5.00%	07/01/2044	320	298,942

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2017, RB	5.00%	12/01/2046	100	96,219

Monroe County Industrial Development Corp. (Social Bonds); Series 2022, RB (f)	6.00%	07/01/2057	115	111,822

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	850	752,619

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	35	36,203

Series 2024, Ref. RB	5.25%	06/01/2054	100	101,822

Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB (f)	5.00%	06/01/2050	100	95,204

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	3,105	3,079,591

Series 2016 A, RB	5.00%	11/15/2056	4,500	4,402,625

Nassau (County of), NY Industrial Development Agency; Series 2021, RB (d)(h)	0.00%	01/01/2058	1,220	0

Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	662,222

New York & New Jersey (States of) Port Authority; Two Hundred Thirty-First Series 2022, Ref. RB (g)	5.50%	08/01/2047	8,000	8,366,259

New York (City of), NY;
Series 2024 D, GO Bonds	5.25%	04/01/2047	500	516,601

Series 2025 A-1, GO Bonds	5.00%	08/01/2050	150	151,128

Series 2025 A-1, GO Bonds	5.25%	08/01/2053	1,200	1,232,036

Series 2025, GO Bonds (i)	5.25%	10/01/2055	2,000	2,048,067

Series 2026 A, GO Bonds	5.25%	08/01/2050	100	103,247

Series 2026 A, GO Bonds	5.00%	08/01/2052	150	150,738

Series 2026 G, GO Bonds	5.25%	02/01/2053	1,000	1,028,596

Subseries 2022 D-1,RB (i)	5.25%	05/01/2043	1,700	1,772,186

Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	5,000	4,325,614

Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	750	769,171

New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	2,020	2,066,450

Series 2021 CC-1, RB	4.00%	06/15/2051	5,000	4,372,042

Series 2022 CC-1, RB	4.00%	06/15/2052	3,000	2,579,200

Series 2022, Ref. VRD RB (j)	3.05%	06/15/2044	500	500,000

Series 2024 AA, RB	4.00%	06/15/2054	250	215,951

Series 2026, RB	5.50%	06/15/2056	760	804,679

Subseries 2025 AA-1, RB	5.25%	06/15/2055	500	517,495

New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB	4.00%	05/01/2045	2,565	2,349,478

Series 2019 B-1, RB	4.00%	11/01/2042	2,000	1,860,884

Series 2025 A, RB	5.00%	05/01/2054	500	501,930

Series 2025 E, RB	4.13%	11/01/2053	2,000	1,748,118

Series 2025 H, RB	4.50%	11/01/2052	1,000	938,388

Series 2026 B-1, RB	5.00%	11/01/2053	500	502,650

Series 2026 B-1, RB	5.50%	11/01/2054	500	526,783

Series 2026, RB	5.25%	11/01/2054	500	514,000

Series 2026, RB	5.50%	11/01/2054	350	368,748

New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	500	509,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority;
Series 2020 A, Ref. RB	4.00%	03/15/2048	$2,000	$1,788,587

Series 2022 A, Ref. RB	4.00%	03/15/2049	6,500	5,766,016

Series 2022 A, Ref. RB	5.00%	05/01/2052	200	197,366

Series 2024 A, RB	5.50%	05/01/2049	40	40,656

Series 2025 A, Ref. RB	5.00%	03/15/2053	800	806,847

Series 2025 C, Ref. RB	5.00%	03/15/2055	1,000	1,009,529

Series 2025, RB	5.13%	11/15/2050	200	199,981

Series 2025, RB	5.13%	11/15/2055	150	148,065

Series 2026 A, Ref. RB	5.25%	03/15/2056	1,000	1,031,674

New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	100	100,091

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL) (e)	5.25%	07/01/2028	1,500	1,524,780

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	2,780,410

New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI) (e)	5.00%	07/01/2051	50	50,160

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2024, RB	5.50%	11/01/2044	200	207,067

New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	4.00%	07/01/2047	235	194,052

New York (State of) Dormitory Authority (New York University); Series 2025 A, Ref. RB	5.25%	07/01/2055	500	516,453

New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	2,875	2,907,040

New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	1,985	1,816,078

Series 2019 A, RB	5.00%	07/01/2049	1,785	1,796,189

New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute); Series 2025, RB (INS - AGI) (e)	5.25%	07/01/2045	125	132,480

New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	1,700	1,717,055

Series 2024, RB (INS - AGI) (e)	5.50%	10/01/2054	700	718,970

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	1,000	954,524

New York (State of) Housing Finance Agency;
Series 2025 B-1, RB	5.25%	11/01/2065	250	250,524

Series 2026 D-1, RB	4.85%	11/01/2051	415	397,768

Series 2026 D-1, RB	4.95%	05/01/2056	585	571,591

Series 2026 H-1, RB	4.85%	11/01/2051	220	210,865

New York (State of) Housing Finance Agency (Green Bonds); Series 2024 A-1, RB	5.00%	06/15/2054	300	301,731

New York (State of) Mortgage Agency (Social Bonds); Series 2023 252, RB	4.45%	10/01/2043	75	73,593

New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	1,625	1,391,042

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI) (e)	5.13%	11/15/2063	1,000	1,021,278

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	1,805	1,567,682

Series 2025 A, RB	5.00%	03/15/2049	500	511,439

Series 2025 A, RB	5.00%	03/15/2051	1,850	1,878,342

Series 2026 R, Ref. RB	5.00%	01/01/2056	1,000	1,014,340

New York City Housing Development Corp.;
Series 2026 J, RB (CEP - Federal Housing Administration)	5.00%	11/01/2056	900	904,171

Series 2026, RB	4.85%	11/01/2051	250	239,279

Series 2026, RB	4.85%	11/01/2051	500	479,239

New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.60%	08/01/2048	555	544,931

Series 2023, RB	4.80%	02/01/2053	1,620	1,557,956

Series 2024 C-1, RB	4.50%	08/01/2054	500	459,335

Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	200	197,252

Series 2025, RB	5.00%	08/01/2055	125	125,541

Series 2026, RB	5.00%	11/01/2055	1,000	1,004,320

New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, RB (d)	0.00%	11/15/2044	1,730	685,839

Series 2016, RB (d)	0.00%	11/15/2056	4,000	783,365

New York Counties Tobacco Trust IV; Series 2010 A, RB (f)	6.25%	06/01/2041	855	810,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Counties Tobacco Trust V;
Series 2005 S-1, RB (d)	0.00%	06/01/2038	$7,000	$3,286,282

Series 2005 S-2, RB (d)	0.00%	06/01/2050	14,850	2,300,455

New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB (f)	5.00%	11/15/2044	2,500	2,503,623

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	1,000	1,132,205

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	500	371,443

Series 2021 A, Ref. RB	2.88%	11/15/2046	2,500	1,801,529

New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 E, RB	5.00%	06/15/2042	575	580,338

New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	1,320	1,218,118

Series 2021, Ref. RB (i)	4.00%	03/15/2046	9,000	8,305,361

New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2046	2,500	2,254,701

New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI) (e)(g)	5.13%	06/30/2060	475	466,991

Series 2023, RB (g)	5.38%	06/30/2060	1,500	1,484,562

Series 2024, RB (INS - BAM) (e)(g)	5.00%	06/30/2060	2,300	2,244,352

Series 2024, RB (g)	5.50%	06/30/2060	700	703,447

New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2024, RB (INS - BAM) (e)(g)	5.25%	06/30/2049	735	748,179

Series 2025, RB (INS - AGI) (e)(g)	6.00%	06/30/2060	500	526,360

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (g)	5.00%	07/01/2041	2,500	2,500,089

Series 2016 A, RB (g)	5.00%	07/01/2046	1,000	985,551

Series 2016 A, RB (g)(i)(k)	5.00%	07/01/2046	7,000	6,898,864

Series 2016 A, RB (g)	5.25%	01/01/2050	1,125	1,119,110

New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGI) (e)(g)	5.25%	12/31/2054	650	655,352

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	250	217,951

Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	1,725	1,672,421

Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGI) (e)	4.00%	12/01/2049	2,000	1,727,669

Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	150	122,843

Oneida Indian Nation; Series 2024 B, RB (f)	6.00%	09/01/2043	150	159,093

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,935	2,692,262

Onondaga Civic Development Corp.;
Series 2025, RB	4.50%	12/01/2050	710	690,404

Series 2025, RB	5.50%	12/01/2056	245	260,330

Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	35	38,368

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,205	1,206,532

Series 2005 A, RB (d)(f)	0.00%	08/15/2045	7,655	2,219,213

Series 2005 C, RB (d)(f)	0.00%	08/15/2060	96,000	7,055,021

Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	100	102,877

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,000	1,000,897

Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	500	506,812

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	790	658,807

Tender Option Bond Trust Receipts/Certificates; Series 2026, RB (i)	4.95%	11/01/2056	1,500	1,471,929

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB (b)	5.00%	07/01/2027	1,000	200,000

Series 2013 A, RB (b)	5.00%	07/01/2032	750	150,000

Series 2013 A, RB (b)	5.00%	07/01/2038	2,000	400,000

Triborough Bridge & Tunnel Authority; Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	985	845,163

Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels); Series 2023 A, RB (i)	4.25%	05/15/2058	10,000	8,854,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	$2,120	$2,147,198

Series 2022 C, RB	5.00%	05/15/2047	175	180,075

Series 2022, RB (i)	5.25%	05/15/2062	8,000	8,159,945

Series 2026 A, RB	5.25%	11/15/2054	500	516,881

Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.25%	12/01/2054	500	512,769

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	1,940,476

Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining); Series 2025 A-1, RB (f)	6.20%	12/01/2042	200	197,285

Westchester County Local Development Corp.;
Series 2025, RB	7.25%	11/01/2045	440	481,529

Series 2026, RB (f)	6.38%	12/01/2055	100	102,468

Westchester County Local Development Corp. (Betheal Methodist); Series 2020 A, Ref. RB	5.00%	07/01/2040	150	136,203

Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	420	396,340

Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB (f)	5.00%	07/01/2046	350	329,251

Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB (f)	4.50%	07/01/2056	600	485,623

Series 2021, Ref. RB (f)	5.00%	07/01/2056	400	351,785

Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2023, RB (INS - AGI) (e)	5.75%	11/01/2048	150	158,842

Series 2023, RB (INS - AGI) (e)	5.75%	11/01/2053	1,250	1,309,452

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,500	2,154,082

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB (f)	4.13%	12/01/2041	175	161,542

				219,482,269

Puerto Rico–3.47%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	395	402,154

Series 2002, RB	5.63%	05/15/2043	145	147,248

Series 2005 A, RB (d)	0.00%	05/15/2050	3,000	603,544

Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,849	1,642,793

Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (d)	0.00%	07/01/2046	6,884	2,477,891

				5,273,630

Guam–0.17%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2045	250	261,666

TOTAL INVESTMENTS IN SECURITIES (l) –148.14% (Cost $234,169,093)				225,017,565

FLOATING RATE NOTE OBLIGATIONS–(17.59)%
Notes with interest and fee rates ranging from 2.83% to 2.98% at 08/31/2026 and contractual maturities of collateral ranging from 05/01/2043 to 05/15/2062 (See Note 1K) (m)				(26,720,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(30.52)%				(46,363,517)

OTHER ASSETS LESS LIABILITIES–(0.03)%				(35,950)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$151,898,098

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Trust for Investment Grade New York Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2026 was $756,823, which represented less than 1% of the Trust’s Net Assets.

(c)	Restricted security. The value of this security at August 31, 2026 represented less than 1% of the Trust’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2026 was $17,176,951, which represented 11.31% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1K.
(j)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,660,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2026. At August 31, 2026, the Trust’s investments with a value of $37,510,571 are held by TOB Trusts and serve as collateral for the $26,720,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2026

Revenue Bonds	93.67%

General Obligation Bonds	6.11

Other	0.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Trust for Investment Grade New York Municipals

Statement of Assets and Liabilities
August 31, 2026
(
Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $234,169,093)	$225,017,565

Receivable for:
Interest	2,370,823

Investment for trustee deferred compensation and retirement plans	24,280

Prepaid expenses	15,453

Total assets	227,428,121

Liabilities:
Floating rate note obligations	26,720,000

Variable rate muni term preferred shares ($0.01 par value, 464 shares issued with liquidation preference of $100,000 per share)	46,363,517

Payable for:
Amount due to custodian	2,190,244

Accrued fees to affiliates	22,465

Accrued interest expense	119,707

Accrued trustees’ and officers’ fees and benefits	3,523

Accrued other operating expenses	84,638

Trustee deferred compensation and retirement plans	25,929

Total liabilities	75,530,023

Net assets applicable to common shares	$151,898,098

Net assets applicable to common shares consist of:

Shares of beneficial interest – common shares	$195,386,511

Distributable earnings (loss)	(43,488,413)

$151,898,098

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Common shares outstanding	14,669,113

Net asset value per common share	$10.35

Market value per common share	$10.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Trust for Investment Grade New York Municipals

Statement of Operations
For the six months ended August 31, 2026
(
Unaudited)

Investment income:
Interest	$5,782,450

Expenses:
Advisory fees	644,335

Administrative services fees	11,178

Custodian fees	2,155

Interest, facilities and maintenance fees	1,284,160

Transfer agent fees	10,958

Trustees’ and officers’ fees and benefits	11,895

Registration and filing fees	11,973

Reports to shareholders	8,244

Professional services fees	41,891

Other	902

Total expenses	2,027,691

Net investment income	3,754,759

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(409,759))	(837,438)

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(8,553,702)

Net realized and unrealized gain (loss)	(9,391,140)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(5,636,381)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Trust for Investment Grade New York Municipals

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)

	August 31, 2026	February 28, 2026
Operations:
Net investment income	$3,754,759	$7,662,964

Net realized gain (loss)	(837,438)	(2,989,167)

Change in net unrealized appreciation (depreciation)	(8,553,702)	(128,369)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(5,636,381)	4,545,428

Distributions to common shareholders from distributable earnings	(6,022,768)	(7,458,216)

Return of capital applicable to common shares	–	(4,557,661)

Total distributions	(6,022,768)	(12,015,877)

Net increase in common shares of beneficial interest	275,381	226,005

Net increase (decrease) in net assets applicable to common shares	(11,383,768)	(7,244,444)

Net assets applicable to common shares:
Beginning of period	163,281,866	170,526,310

End of period	$151,898,098	$163,281,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Trust for Investment Grade New York Municipals

Statement of Cash Flows
For the six months ended August 31, 2026
(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(5,636,381)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(15,702,908)

Proceeds from sales of investments	25,439,457

Purchases of short-term investments, net	(4,835,009)

Amortization (accretion) of premiums and discounts, net	(810,749)

Net realized loss from investment securities	837,438

Net change in unrealized depreciation on investment securities	8,553,702

Change in operating assets and liabilities:

Decrease in receivables and other assets	56,971

Decrease in accrued expenses and other payables	(32,837)

Net cash provided by operating activities	7,869,684

Cash provided by (used in) financing activities:
Increase in payable for amount due custodian	1,102,784

Dividends paid to common shareholders from distributable earnings	(5,747,468)

Proceeds from TOB Trusts	1,110,000

Repayment of TOB Trusts	(4,335,000)

Net cash provided by (used in) financing activities	(7,869,684)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to common shareholders	$275,381

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,273,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Trust for Investment Grade New York Municipals

Financial Highlights
August 31, 2026
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated:

	Six Months Ended		Years Ended		Year Ended February 29,	Year Ended
	August 31,		February 28,			February 28,

	2026		2026	2025	2024	2023	2022

Net asset value per common share, beginning of period	$11.15		$11.67	$12.11	$ 11.66	$13.67	$14.22

Net investment income (a)	0.26		0.52	0.41	0.39	0.45	0.55

Net gains (losses) on securities (both realized and unrealized)	(0.65)		(0.22)	(0.12)	0.46	(1.97)	(0.53)

Total from investment operations	(0.39)		0.30	0.29	0.85	(1.52)	0.02

Less:
Dividends paid to common shareholders from net investment income	(0.41)		(0.51)	(0.41)	(0.38)	(0.46)	(0.57)

Return of capital	–		(0.31)	(0.32)	(0.02)	(0.03)	–

Total distributions	(0.41)		(0.82)	(0.73)	(0.40)	(0.49)	(0.57)

Net asset value per common share, end of period	$10.35		$11.15	$11.67	$ 12.11	$11.66	$13.67

Market value per common share, end of period	$10.71		$11.58	$10.71	$ 10.53	$10.09	$12.21

Total return at net asset value (b)	(3.55)%		3.18%	2.99%	8.08%	(10.65)%	0.30%

Total return at market value (c)	(3.90)%		16.77%	8.69%	8.61%	(13.43)%	(2.00)%

Net assets applicable to common shares, end of period (000’s omitted)	$151,898		$163,282	$170,526	$235,782	$227,176	$266,293

Portfolio turnover rate (d)	7%		21%	16%	26%	23%	1%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	2.56	% (e)	2.69%	3.39%	3.44%	2.56%	1.48%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.93	% (e)	0.95%	1.05%	0.97%	0.98%	0.95%

Without fee waivers and/or expense reimbursements	2.56	% (e)	2.69%	3.39%	3.44%	2.56%	1.48%

Ratio of net investment income to average net assets	4.72	% (e)	4.83%	3.43%	3.30%	3.79%	3.79%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$46,400		$46,400	$46,400	$ 90,400	$90,400	$90,400

Asset coverage per preferred share (f)	$427,367		$451,901	$467,514	$360,821	$351,301	$394,572

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Trust for Investment Grade New York Municipals

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Trust for Investment Grade New York Municipals (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal as well as from New York State and New York City income taxes, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.
Securities Transactions and Investment Income
- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.
Country Determination
- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
- The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes -
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

15	Invesco Trust for Investment Grade New York Municipals

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.
Interest, Facilities and Maintenance Fees
- Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares ("VMTP Shares"). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.
Indemnifications
- Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
- The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents -
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.

K.
Floating Rate Note Obligations
- The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s

16	Invesco Trust for Investment Grade New York Municipals

value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2026, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$225,017,565	$0	$225,017,565

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2026, the Trust engaged in securities purchases of $5,081,773 and securities sales of $9,299,386, which resulted in net realized gains (losses) of $(409,759).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Fund, and
Trustees’ and Officers’ Fees and Benefits
also include amounts accrued by the Trust to fund such deferred

17	Invesco Trust for Investment Grade New York Municipals

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Trust.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2026 were $27,935,000 and 2.99%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2026, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$11,313,892	$20,623,466	$31,937,358

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2026 was $15,624,357 and $25,439,457, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,466,052

Aggregate unrealized (depreciation) of investments	(10,897,780)

Net unrealized appreciation (depreciation) of investments	$(8,431,728)

 Cost of investments for tax purposes is $233,449,293.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2026	2026

Beginning shares	14,643,387	14,608,315

Shares issued through dividend reinvestment	25,726	35,072

Ending shares	14,669,113	14,643,387

In September 2026, the Board of Trustees of the Trust approved the renewal of the Trust’s share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value. Shares repurchased by the Trust under this program, if any, are shown in the table above under the caption
Shares redeemed
.
Effective August 26, 2026, the Trust has filed a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission authorizing the Trust to issue up to 9,000,000 additional common shares through a “shelf” registration process pursuant to Rule 415 under the 1933 Act.
During the six months ended August 31, 2026, the Trust did not sell any common shares through its shelf offering. Costs incurred by the Trust in connection with the shelf offering are recorded as deferred offering costs and are amortized pro rata as common shares are sold. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed.
The Trust has entered into a distribution agreement dated August 25, 2026 with Invesco Distributors, Inc. (“IDI”), an affiliate of the Trust and Invesco, to provide for distribution of the Trust’s common shares. IDI has entered into a sub-placement agent agreement dated September 1, 2026 with JonesTrading Institutional Services LLC pursuant to which JonesTrading Institutional Services LLC will be acting as IDI’s exclusive sub-placement agent (the “Sub-Placement Agent”) with respect to the Trust’s common shares offered pursuant to the Registration Statement.
Under the 1940 Act, the Trust may not sell any common shares at a price below the current net asset value per share of such common shares plus the per share amount of any distributing commission or discount. The Trust or IDI will suspend the sale of common shares if the per share price of the common shares is less than such minimum price. The Trust currently intends to distribute the common shares offered pursuant to the Registration Statement primarily in negotiated transactions or through transactions deemed “at the market,” as defined in Rule 415 under the 1933 Act, including sales made directly on the New York Stock Exchange or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices.

18	Invesco Trust for Investment Grade New York Municipals

The Trust will compensate IDI with respect to sales of common shares at a commission rate of up to 1.00% of the gross proceeds of the sale of the Trust’s common shares. Out of this amount, IDI will compensate the Sub-Placement Agent at a rate of up to the full 1.00% of the gross sales proceeds of the sale of the Trust’s common shares sold by the Sub-Placement Agent.
NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series 2015/6-VTN VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2026, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/09/2012	464	06/04/2029	12/01/2023

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased or extended, and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the "SIFMA" Index). As of August 31, 2026, the dividend rate is equal to the SIFMA Index plus a spread of 1.15%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2026 were $46,400,000 and 3.54%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shares. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the "spread" on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as
Accrued interest expense
on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2026:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2026	$0.0685	September 14, 2026	September 30, 2026

October 1, 2026	$0.0685	October 14, 2026	October 30, 2026

19	Invesco Trust for Investment Grade New York Municipals

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of Invesco Trust for Investment Grade New York Municipals (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April
28-29,
2026 and June
9-11,
2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board also considered that in June 2026, Invesco had recommended, and the Board had approved, the filing of a “universal” shelf registration statement for the Fund to register an offering of additional common shares of beneficial interest and subscription rights to purchase common shares, and had considered the benefits to the Fund and its shareholders of conducting a secondary offering pursuant to such registration statement. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’
expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory
contracts for the Fund, as no Affiliated
Sub-Adviser
currently manages assets of the Fund.

20	Invesco Trust for Investment Grade New York Municipals

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period and the first quintile of its performance universe for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were the same as and reasonably comparable to, respectively, the contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only four funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The independent Trustees reviewed and considered information regarding the Fund’s limited peer group.
 The Board noted that Invesco Advisers and the Affiliated
Sub-Advisers
do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts.
D. Economies of Scale and Breakpoints
The Board noted that most
closed-end
funds do not have fund level breakpoints because
closed-end
funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

21	Invesco Trust for Investment Grade New York Municipals

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Trust For Investment Grade New York Municipals (the “Fund”) was held on August 4, 2026. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld

(1).	Beth Ann Brown	11,568,207.22	414,755.96
	Jeffrey H. Kupor	11,628,569.19	354,394.00
(2).	Anthony J. LaCava, Jr.	464.00	0.00

22	Invesco Trust for Investment Grade New York Municipals

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form
N-PORT
filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06537	VK-CE-IGNYM-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Trust for Investment Grade New York Municipals

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

By:	/s/ Adrien Deberghes
Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 6, 2026